Debt (Term Loan B) (Details) - USD ($)	1 Months Ended		4 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020	Oct. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 26, 2014	Feb. 21, 2014
Debt Instrument [Line Items]
Interest paid			$ 8,000,000	$ 68,900,000	$ 247,600,000	$ 261,300,000
Additional default interest percent				2.00%
Drilling rigs
Debt Instrument [Line Items]
Net book value				$ 428,300,000	$ 4,840,800,000	$ 5,005,600,000
Drilling rigs | Asset Pledged as Collateral
Debt Instrument [Line Items]
Net book value				$ 428,300,000
Term Loan B | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, variable rate floor (as percent)				1.00%
Term Loan B | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 100,000,000
Term Loan B | Term Loans
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 1,800,000,000
Amount outstanding				$ 2,727,100,000
Term Loan B | Term Loans | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, annual amortization payment, percent				1.00%
Basis spread (as percent)				6.00%
Additional Term Loans | Term Loans
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 1,100,000,000
Debt instrument, annual amortization payment				$ 29,000,000
Super Senior Loan | Line of Credit
Debt Instrument [Line Items]
Debt face amount	$ 63,300,000	$ 63,700,000	$ 63,300,000
Commitment fee	$ 20,000,000	$ 20,000,000
Exit fee percentage	10.00%	10.00%
Super Senior Loan | Line of Credit | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)				10.00%